Subsequent Events (Details Narrative)			8 Months Ended
	Jun. 26, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($)	Jul. 28, 2015	Jul. 29, 2022 USD ($)	Jul. 28, 2022 USD ($)
Subsequent Event [Line Items]
Interest rate			8.00%
Debt maturity date			Dec. 31, 2015
China Energy Partners Note Amendment [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount					$ 800,000
Debt transfer amount					$ 200,000
Accurued interest				$ 60,000
Securities Purchase Agreement [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Principal amount		$ 90,000
Interest rate		10.00%
Debt maturity date		May 31, 2023
Debt principal interest rate		22.00%
Debt description		Diagonal Lending has the right from time to time, and at any time following November 27, 2022 and ending on the earlier of (i) payment of all amounts due under the Diagonal Lending Note, (ii) May 31, 2023, if all amounts are repaid in full at such time, or (iii) the date full repayment of all indebtedness to convert all or any part of the indebtedness into common stock subject to the terms of the Digital Lending Note at the Conversion Price (as hereinafter defined). The “Conversion Price” means 65% multiplied by the lowest trading price for the Company’s common stock during the 10 trading day period ending on the latest complete trading day prior to the conversion date, subject to a 4.99% equity blocker and subject to the terms of the Diagonal Lending Note.
PIP Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross sales percentage	0.05
PIP Agreement [Member] | Subsequent Event [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Shares issued, shares | shares	500,000
Share price | $ / shares	$ 0.25
Token issued, shares | shares	3,125,000
Token price per share | $ / shares	$ 0.04
Token issued, value | shares	125,000
Purchase of vaults, description	The Company agreed to grant PIP an option to purchase up to 50 HyFi vaults for $1,000. The option will expire on August 30, 2022.
Debt payment amount	$ 500,000
PIP Agreement [Member] | Subsequent Event [Member] | Exclusive License Options Year One [Member]
Subsequent Event [Line Items]
Exclusive license Amount	1,000,000
PIP Agreement [Member] | Subsequent Event [Member] | Exclusive License Options Year Five [Member]
Subsequent Event [Line Items]
Exclusive license Amount	$ 10,000,000